Cost of Revenues	12 Months Ended
Dec. 31, 2021
Cost of Revenues [Abstract]
Cost of Revenues
16.	Cost of revenues

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue sharing fees and content costs	5,552,712	7,086,832	8,374,555
Bandwidth costs	800,827	879,172	713,672
Salaries and welfare	255,258	306,805	322,604
Payment handling costs	120,429	154,538	151,913
Share-based compensation	31,593	64,942	56,629
Others	131,760	154,019	131,787

Total	6,892,579	8,646,308	9,751,160